Derivative Instruments - Schedule of Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 0	$ 0	$ 449
Realized gain (loss) on Derivative Instruments
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	0	4,158
Unrealized gain (loss) on Derivative Instruments
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	0	(3,709)
Interest rate swap agreements | Realized gain (loss) on Derivative Instruments
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	0	4,168
Interest rate swap agreements | Unrealized gain (loss) on Derivative Instruments
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	0	(3,709)
Forward freight agreements | Realized gain (loss) on Derivative Instruments
Derivative [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 0	$ 0	$ (10)